PARENT COMPANY FINANCIAL DATA (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash balances with New Century Bank	$ 86,659		$ 113,608		$ 97,831		$ 77,096	$ 35,902	$ 28,935
Other assets	4,404		4,347	[1]			8,867
Total Assets	545,018		585,453	[1]			589,651
Liabilities and Shareholders’ Equity
Junior subordinated debentures			12,400				12,400
Shareholders’ equity:
Common stock	6,921		6,914	[1]			6,860
Additional paid-in capital	42,058		42,000	[1]			41,851
Retained earnings (accumulated deficit)	6,889		4,187	[1]			(450)
Accumulated other comprehensive income	123	191	1,078	[1]	1,312	1,235	1,285
Total Shareholders’ Equity	55,991		54,179	[1]	53,671		49,546	49,692	54,409
Total Liabilities and Shareholders’ Equity	545,018		585,453	[1]			589,651
Parent Company [Member]
Assets
Cash balances with New Century Bank			1,437				1,053	507	342
Investment in New Century Bank			64,639				59,889
Investment in New Century Statutory Trust I			513				503
Other assets			109				776
Total Assets			66,698				62,221
Liabilities and Shareholders’ Equity
Junior subordinated debentures			12,372				12,372
Accrued interest and other liabilities			147				303
Shareholders’ equity:
Common stock			6,914				6,860
Additional paid-in capital			42,000				41,851
Retained earnings (accumulated deficit)			4,187				(450)
Accumulated other comprehensive income			1,078				1,285
Total Shareholders’ Equity			54,179				49,546
Total Liabilities and Shareholders’ Equity			$ 66,698				$ 62,221

[1]	Derived from audited consolidated financial statements.